Cash and Investments - Fair Value Assets Measurement Techniques (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Cash and Investments
Assets		$ 86,645.4	$ 74,054.0
Bonds
Cash and Investments
Assets		14,533.6	16,295.3
Recurring fair value measurement
Cash and Investments
Assets		46,918.8	36,731.8
Recurring fair value measurement | Private placement debt securities | Discounted cash flow | Bottom of range
Cash and Investments
Credit spread	1.00%
Recurring fair value measurement | Private placement debt securities | Discounted cash flow | Top of range
Cash and Investments
Credit spread	9.90%
Recurring fair value measurement | Mortgage loans | Discounted cash flow | Bottom of range
Cash and Investments
Credit spread	1.90%
Recurring fair value measurement | Mortgage loans | Discounted cash flow | Top of range
Cash and Investments
Credit spread	7.60%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Bottom of range
Cash and Investments
Discount rate	11.30%
Long term growth rate	6.00%
Recurring fair value measurement | Private company preferred shares | Discounted cash flow | Top of range
Cash and Investments
Discount rate	11.30%
Long term growth rate	6.00%
Recurring fair value measurement | Private Placement Preferred Shares | Discounted cash flow | Bottom of range
Cash and Investments
Credit spread	3.70%
Recurring fair value measurement | Private Placement Preferred Shares | Discounted cash flow | Top of range
Cash and Investments
Credit spread	3.70%
Recurring fair value measurement | Common shares | Market comparable | Bottom of range
Cash and Investments
Book value multiple	1.4
Recurring fair value measurement | Common shares | Market comparable | Top of range
Cash and Investments
Book value multiple	1.4
Recurring fair value measurement | Private equity funds | Market comparable | Bottom of range
Cash and Investments
Price/Earnings multiple	10.0
Recurring fair value measurement | Private equity funds | Market comparable | Top of range
Cash and Investments
Price/Earnings multiple	10.0
Recurring fair value measurement | Derivatives and other invested assets
Cash and Investments
Assets		1,281.7	960.3
Recurring fair value measurement | Investment property | Income capitalization | Bottom of range
Cash and Investments
Terminal capitalization rate	5.80%
Discount rate	7.10%
Market rent growth rate	2.50%
Recurring fair value measurement | Investment property | Income capitalization | Top of range
Cash and Investments
Terminal capitalization rate	7.50%
Discount rate	8.80%
Market rent growth rate	3.00%
Recurring fair value measurement | Investment property | Sales comparison | Bottom of range
Cash and Investments
Price per acre	$ 30,000.0
Recurring fair value measurement | Investment property | Sales comparison | Top of range
Cash and Investments
Price per acre	$ 125,000.0
Recurring fair value measurement | Warrants | Option pricing model | Bottom of range
Cash and Investments
Equity volatility	19.30%
Recurring fair value measurement | Warrants | Option pricing model | Top of range
Cash and Investments
Equity volatility	75.10%
Significant unobservable inputs (Level 3)
Cash and Investments
Assets		8,343.2
Significant unobservable inputs (Level 3) | Bonds
Cash and Investments
Assets		2,795.8	1,774.2
Significant unobservable inputs (Level 3) | Private placement debt securities | Discounted cash flow
Cash and Investments
Assets		1,001.7
Significant unobservable inputs (Level 3) | Private placement debt securities | Market approach
Cash and Investments
Assets		1,659.4	775.4
Significant unobservable inputs (Level 3) | Mortgage loans | Market approach
Cash and Investments
Assets		1,659.4
Significant unobservable inputs (Level 3) | Other bonds | Various approach
Cash and Investments
Assets		134.7
Significant unobservable inputs (Level 3) | Preferred Stocks
Cash and Investments
Assets		2,101.8
Significant unobservable inputs (Level 3) | Common Stocks
Cash and Investments
Assets		2,403.8
Significant unobservable inputs (Level 3) | Limited partnerships and other | Net asset value
Cash and Investments
Assets		1,789.1
Significant unobservable inputs (Level 3) | Common shares | Market approach
Cash and Investments
Assets		200.0
Significant unobservable inputs (Level 3) | Common shares | Market comparable
Cash and Investments
Assets		83.0
Significant unobservable inputs (Level 3) | Private equity funds | Net asset value
Cash and Investments
Assets		49.4
Significant unobservable inputs (Level 3) | Private equity funds | Market comparable
Cash and Investments
Assets		58.3
Significant unobservable inputs (Level 3) | Other common stocks | Various approach
Cash and Investments
Assets		224.0
Significant unobservable inputs (Level 3) | Derivatives and other invested assets
Cash and Investments
Assets		1,041.8
Significant unobservable inputs (Level 3) | Investment property | Income capitalization
Cash and Investments
Assets		507.9
Significant unobservable inputs (Level 3) | Investment property | Sales comparison
Cash and Investments
Assets		69.5
Significant unobservable inputs (Level 3) | Warrants | Option pricing model
Cash and Investments
Assets		259.2
Significant unobservable inputs (Level 3) | Other derivatives and other invested assets | Various approach
Cash and Investments
Assets		205.2
Significant unobservable inputs (Level 3) | Recurring fair value measurement
Cash and Investments
Assets		8,343.2	5,176.8
Significant unobservable inputs (Level 3) | Recurring fair value measurement | Private company preferred shares | Market approach
Cash and Investments
Assets		1,965.5
Significant unobservable inputs (Level 3) | Recurring fair value measurement | Private Placement Preferred Shares | Discounted cash flow
Cash and Investments
Assets		71.2
Significant unobservable inputs (Level 3) | Recurring fair value measurement | Other preferred stocks | Various approach
Cash and Investments
Assets		65.1
Significant unobservable inputs (Level 3) | Recurring fair value measurement | Derivatives and other invested assets
Cash and Investments
Assets		$ 1,106.2	$ 722.9